Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Considers the Ordinary Shares

The (loss) income per fully diluted share shall be calculated based on the (loss) income for the year divided by the weighted average number of fully diluted shares. No dilutive effect has been identified for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Net (loss) income of the year	(68,300)	40,343	36,126
Number of Ordinary Shares issued at December 31*	100,271	100,456	101,110
Weighted average basic number of Ordinary Shares	100,271	101,006	101,110
Weighted average diluted number of shares	100,271	101,006	101,110
Basic and diluted (loss) income per share in the year	(0.68)	0.40	0.36

*	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.